UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	21

Schedule of investments (unaudited)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Alabama — 2.6%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.330%	3/2/11	$19,200,000	$19,200,000
Huntsville Hospital	0.320%	3/8/11	29,300,000	29,300,000
Huntsville Hospital	0.330%	6/6/11	13,100,000	13,100,000
Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.250%	9/1/39	2,200,000	2,200,000	(a)(b)
Total Alabama				63,800,000
Alaska — 0.2%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.260%	4/1/29	5,135,000	5,135,000	(a)(b)
Arizona — 1.3%
Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.	0.300%	4/1/23	10,145,000	10,145,000	(a)(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.420%	12/1/39	1,255,000	1,255,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.420%	6/1/31	2,115,000	2,115,000	(a)(b)(c)
Salt River Pima-Maricopa Indian Community Arizona, LOC-Bank of America NA	0.320%	10/1/25	7,565,000	7,565,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.250%	7/1/37	7,415,000	7,415,000	(a)(b)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.340%	7/1/18	955,000	955,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.650%	12/1/39	2,700,000	2,700,000	(a)(b)
Total Arizona				32,150,000
California — 10.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
California Alumni Association Project, LOC-Bank of America N.A.	0.490%	4/1/34	1,950,000	1,950,000	(a)(b)
Francis Parker School Project, LOC-Bank of New York	0.270%	9/1/35	800,000	800,000	(a)(b)
California EFA, TECP, Stanford University	0.460%	3/16/11	4,000,000	4,000,000
California Health Facilities Financing Authority, TECP	0.400%	5/10/11	21,800,000	21,800,000
California Health Facilities Financing Authority, TECP	0.360%	6/16/11	30,100,000	30,100,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California PCFA, Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.320%	8/1/19	$1,000,000	$1,000,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue, Waste Connections Inc. Project, LOC-Bank of America N.A	0.340%	8/1/18	4,500,000	4,500,000	(a)(b)(c)
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.480%	9/1/28	830,000	830,000	(a)(b)
California Statewide CDA, TECP	0.350%	4/7/11	9,100,000	9,100,000
California Statewide CDA, TECP	0.390%	9/7/11	10,200,000	10,200,000
California Statewide CDA, TECP:
Kaiser Permanente	0.360%	6/9/11	9,800,000	9,800,000
Kaiser Permanente	0.360%	6/9/11	5,300,000	5,300,000
Kaiser Permanente	0.390%	8/5/11	13,400,000	13,400,000
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	11,100,000	11,191,181
East Bay, CA, MUD, TECP	0.370%	3/8/11	13,500,000	13,500,000
East Bay, CA, MUD, TECP	0.400%	3/8/11	12,700,000	12,700,000
East Bay, CA, MUD, TECP	0.330%	4/1/11	8,100,000	8,100,000
East Bay, CA, MUD, TECP	0.360%	5/5/11	10,000,000	10,000,000
East Bay, CA, MUD, TECP	0.410%	6/6/11	5,300,000	5,300,000
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.400%	10/1/34	175,000	175,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.400%	10/1/23	1,045,000	1,045,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.270%	12/1/30	2,900,000	2,900,000	(a)(b)(c)
Modesto, CA, Public Financing Authority Lease Revenue, LOC-Bank of America N.A.	0.290%	9/1/33	100,000	100,000	(a)(b)
Modesto, CA, Water Revenue, COP, AGM, SPA-Bank of America N.A.	0.310%	10/1/36	1,900,000	1,900,000	(a)(b)
Orange County, CA, TECP, LOC-Dexia Credit Local	0.310%	3/4/11	4,400,000	4,400,000
Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.550%	9/1/33	600,000	600,000	(a)(b)
Richmond, CA, GO, TRAN	2.000%	7/14/11	7,480,000	7,518,478
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.470%	7/15/35	7,945,000	7,945,000	(a)(b)(c)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	9,550,000	9,673,254
San Rafael, CA, GO, TRAN	2.000%	7/28/11	3,940,000	3,959,950
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.590%	6/1/33	365,000	365,000	(a)(b)
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	36,100,000	36,100,076

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	23

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.440%	9/1/28	$1,400,000	$1,400,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.350%	4/8/11	1,000,000	1,000,000
Total California				252,652,939
Colorado — 1.5%
Aurora, CO, Hospital Revenue, Childrens Hospital Association, LOC-Wells Fargo Bank N.A.	0.250%	12/1/33	200,000	200,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.250%	7/1/27	591,000	591,000	(a)(b)
Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.260%	3/1/44	3,100,000	3,100,000	(a)(b)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.420%	7/1/28	3,800,000	3,800,000	(a)(b)(c)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.330%	11/1/25	2,900,000	2,900,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.290%	12/1/46	4,145,000	4,145,000	(a)(b)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.180%	12/1/31	1,400,000	1,400,000	(a)(b)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.260%	12/1/25	1,435,000	1,435,000	(a)(b)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.330%	12/1/26	1,050,000	1,050,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.420%	6/1/33	3,710,000	3,710,000	(a)(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/11	2,690,000	2,690,000	(d)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.300%	11/15/33	11,890,000	11,890,000	(a)(b)
Westminster, CO, Multi-Family Revenue, Warwick Station Apartments, FHLMC, LIQ-FHLMC	0.330%	12/1/23	500,000	500,000	(a)(b)
Total Colorado				37,411,000
Connecticut — 1.7%
Capital City EDA, SPA-Bank of America N.A.	0.300%	6/15/24	1,300,000	1,300,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.300%	6/15/34	13,550,000	13,550,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.450%	11/15/11	700,000	700,000	(d)
Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.320%	11/15/33	16,650,000	16,650,000	(a)(b)(c)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Housing Mortgage Finance Program, SPA-FHLB	0.280%	5/15/31	$2,300,000	$2,300,000	(a)(b)(c)
Hartford, CT, GO, BAN	2.500%	4/14/11	3,300,000	3,307,994
Killingly, CT, GO, BAN	1.250%	5/3/11	1,600,000	1,602,005
Waterbury, CT, GO, BAN	2.000%	8/31/11	2,980,000	3,002,652
Total Connecticut				42,412,651
Delaware — 0.2%
University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen	0.220%	11/1/35	4,955,000	4,955,000	(a)(b)
District of Columbia — 1.2%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.420%	1/1/13	1,000,000	1,000,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.250%	11/1/38	3,810,000	3,810,000	(a)(b)
District of Columbia Revenue:
American Psychological Association, LOC-Bank of America	0.400%	3/1/28	245,000	245,000	(a)(b)
Council of Foreign Relations, LOC-Bank of America N.A.	0.290%	8/1/42	13,700,000	13,700,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.370%	10/1/21	10,780,000	10,780,000	(a)(b)(c)
Total District of Columbia				29,535,000
Florida — 5.4%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.200%	4/1/24	135,000	135,000	(a)(b)
Florida Housing Finance Corp., Multi-Family Revenue, St. Andrews Pointe Apartments, FNMA, LIQ-FNMA	0.320%	6/15/36	2,915,000	2,915,000	(a)(b)(c)
Florida Municipal Loan Council, TECP	0.340%	3/7/11	7,200,000	7,200,000
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.550%	9/1/26	1,600,000	1,600,000	(a)(b)
Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.550%	3/1/36	1,135,000	1,135,000	(a)(b)
Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Dexia Credit Local	0.450%	3/17/11	18,300,000	18,300,000
JEA, FL, Electric System Revenue, SPA- JPMorgan Chase	0.250%	10/1/34	1,520,000	1,520,000	(a)(b)
Liberty County, FL, IDR, Georgia-Pacific Corp. Project, LOC-Bank of America N.A.	0.360%	10/1/28	5,000,000	5,000,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	25

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.250%	8/1/34	$8,600,000	$8,600,000	(a)(b)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	0.750%	7/1/11	3,000,000	3,002,298
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.370%	10/1/33	45,500,000	45,500,000	(a)(b)
Pasco County, FL, School Board COP, LOC-Wells Fargo Bank N.A.	0.250%	8/1/26	2,500,000	2,500,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.310%	11/15/33	11,800,000	11,800,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.190%	7/1/37	100,000	100,000	(a)(b)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.320%	7/1/16	21,175,000	21,175,000	(a)(b)
Total Florida				130,482,298
Georgia — 3.2%
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.250%	7/1/22	8,705,000	8,705,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.420%	4/1/32	4,770,000	4,770,000	(a)(b)(c)
DeKalb Private Hospital Authority Revenue, GA, Revenue Anticipation CTFS, Children’s Health Care of Atlanta Inc., SPA-Landesbank Hessen-Thuringen	0.260%	7/1/42	8,440,000	8,440,000	(a)(b)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.320%	12/1/27	2,465,000	2,465,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.240%	3/1/24	60,000	60,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.250%	7/1/42	21,200,000	21,200,000	(a)(b)
Doris & Weber School Project, LOC-Branch Banking & Trust	0.270%	12/1/30	1,125,000	1,125,000	(a)(b)
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank N.A.	0.210%	5/15/26	3,100,000	3,100,000	(a)(b)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.280%	1/1/18	5,350,000	5,350,000	(a)(b)(c)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.350%	3/11/11	$15,300,000	$15,300,000
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.270%	11/1/23	3,615,000	3,615,000	(a)(b)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.460%	2/1/29	3,900,000	3,900,000	(a)(b)(c)
Total Georgia				78,030,000
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Revenue, Department of Budget and Finance, Radian, LOC-Bank of Nova Scotia	0.250%	7/1/33	8,850,000	8,850,000	(a)(b)
Illinois — 2.7%
Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.440%	7/1/26	1,975,000	1,975,000	(a)(b)(c)
Chicago, IL, Board of Education, GO, LOC-U.S. Bank N.A.	0.180%	3/1/31	3,800,000	3,800,000	(a)(b)
Chicago, IL, IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A.	0.490%	3/1/34	2,900,000	2,900,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.270%	1/1/35	4,700,000	4,700,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.440%	10/1/34	2,590,000	2,590,000	(a)(b)(c)
Chicago, IL, Wastewater Transmission Revenue, LOC-Harris N.A.	0.190%	1/1/39	6,800,000	6,800,000	(a)(b)
Cook County, IL, IDR, Kenneth Properties Project, LOC-LaSalle Bank N.A.	0.490%	6/1/20	1,250,000	1,250,000	(a)(b)(c)
Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.330%	10/15/38	750,000	750,000	(a)(b)
Illinois Development Finance Authority Revenue, Metropolitan Family Services, LOC-Bank of America N.A.	0.400%	1/1/29	5,611,000	5,611,000	(a)(b)
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.490%	6/1/24	2,550,000	2,550,000	(a)(b)(c)
Illinois DFA, Glenwood School for Boys, LOC-Harris Bank	0.260%	2/1/33	4,500,000	4,500,000	(a)(b)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.490%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	0.680%	8/1/24	995,000	995,000	(a)(b)(c)
Illinois Finance Authority Revenue:
Illinois College, LOC-U.S. Bank	0.260%	10/1/30	2,100,000	2,100,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	27

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.260%	8/15/35	$1,500,000	$1,500,000	(a)(b)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.420%	11/1/33	3,570,000	3,570,000	(a)(b)(c)
Northwestern University	0.400%	3/1/11	2,500,000	2,500,000	(d)
Northwestern University	0.400%	3/3/14	1,800,000	1,800,000	(d)
Illinois Finance Authority Student Housing Revenue, CHF-DeKalb LLC Project, LOC-Sovereign Bank FSB, Banco Santander PR	0.700%	7/1/38	6,550,000	6,550,000	(a)(b)
Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC-FHLMC	0.320%	11/1/45	3,250,000	3,250,000	(a)(b)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.490%	12/1/28	1,600,000	1,600,000	(a)(b)(c)
Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank	0.460%	4/1/17	3,605,000	3,605,000	(a)(b)(c)
Total Illinois				66,896,000
Indiana — 3.5%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	9,840,000	9,840,000
Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank	0.280%	10/1/42	12,685,000	12,685,000	(a)(b)
Indiana Finance Authority Hospital Revenue:
Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.270%	3/1/33	1,775,000	1,775,000	(a)(b)
Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.230%	3/1/36	4,365,000	4,365,000	(a)(b)
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.490%	12/1/27	3,200,000	3,200,000	(a)(b)(c)
Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A.	0.290%	7/1/28	375,000	375,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-Bank of New York	0.200%	2/1/35	7,550,000	7,550,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.190%	2/1/37	8,950,000	8,950,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.290%	3/1/39	5,015,000	5,015,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.350%	3/1/38	27,424,000	27,424,000	(a)(b)
St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.330%	3/1/42	2,000,000	2,000,000	(a)(b)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.420%	2/1/28	2,315,000	2,315,000	(a)(b)(c)
Total Indiana				85,494,000

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.9%
Iowa Finance Authority, MFH Revenue, SPA-Dexia Credit Local	0.540%	8/1/37	$9,300,000	$9,300,000	(a)(b)(c)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.190%	2/15/35	690,000	690,000	(a)(b)
Iowa Finance Authority, IDR:
Embria Health Sciences Project, LOC-Wells Fargo Bank	0.420%	6/1/32	2,800,000	2,800,000	(a)(b)(c)
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.540%	6/1/28	1,785,000	1,785,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, SPA-Dexia Credit Local	0.540%	8/1/37	6,500,000	6,500,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue:
Private College, University of Dubuque, LOC-Northern Trust Co.	0.230%	4/1/35	400,000	400,000	(a)(b)
RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	1,150,000	1,152,626
Total Iowa				22,627,626
Kentucky — 0.8%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	200,000	200,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.310%	1/1/31	8,300,000	8,300,000	(a)(b)(c)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.280%	6/1/30	10,265,000	10,265,000	(a)(b)
Total Kentucky				18,765,000
Louisiana — 4.3%
Louisiana PFA Revenue:
Tiger Athletic, LOC-Capital One N.A., FHLB	0.260%	9/2/33	6,545,000	6,545,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.260%	9/2/39	5,320,000	5,320,000	(a)(b)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.560%	9/1/14	10,750,000	10,750,000	(a)(b)
Loop LLC Project, LOC-SunTrust Bank	0.650%	9/1/27	34,100,000	34,100,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.260%	12/1/40	47,200,000	47,200,000	(a)(b)
Total Louisiana				103,915,000
Maine — 0.1%
Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	2,500,000	2,501,347
Maryland — 4.3%
Anne Arundel County, MD, GO, TECP, BAN, LOC-State Street Bank & Trust Co.	0.320%	6/8/11	26,100,000	26,100,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	29

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.460%	9/1/20	$4,120,000	$4,120,000	(a)(b)(c)
John Hopkins University, TECP	0.340%	5/5/11	5,400,000	5,400,000
John Hopkins University, TECP	0.340%	5/10/11	14,300,000	14,300,000
Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Development, Crusader Housing Partners LP, FHLMC, LIQ-FHLMC	0.330%	2/1/41	1,700,000	1,700,000	(a)(b)
Maryland State Economic Development Corp. Revenue, Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.300%	4/1/26	6,355,000	6,355,000	(a)(b)(c)
Maryland State Stadium Authority, Sports Facilities Lease Revenue, SPA-Dexia Credit Local	0.340%	12/15/19	47,235,000	47,235,000	(a)(b)(c)
Total Maryland				105,210,000
Massachusetts — 2.8%
Amesbury, MA, GO, BAN	1.250%	12/16/11	2,000,000	2,005,354
Amherst, MA, GO, BAN	1.250%	7/20/11	7,100,000	7,116,621
Holyoke, MA, GO, BAN	1.250%	2/24/12	3,392,100	3,404,681
Lawrence, MA, GO:
BAN	1.250%	12/1/11	3,900,000	3,911,342
BAN	1.500%	12/1/11	2,234,350	2,244,185
Malden, MA, GO:
BAN	1.250%	4/29/11	5,400,000	5,406,162
BAN	1.000%	12/16/11	3,540,870	3,552,309
Massachusetts State DFA Revenue:
Alliance Health of Massachusetts Inc. Project, LOC-Sovereign Bank FSB, Banco Santander PR	0.700%	1/1/26	12,070,000	12,070,000	(a)(b)
Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.270%	6/1/36	800,000	800,000	(a)(b)
Eaglebrook School, LOC-Bank of America N.A.	0.320%	5/1/37	2,785,000	2,785,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.540%	3/1/27	600,000	600,000	(a)(b)(c)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.270%	10/1/36	860,000	860,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.310%	10/1/29	4,600,000	4,600,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.270%	10/1/33	1,000,000	1,000,000	(a)(b)
Massachusetts State HEFA Revenue:
Museum of Fine Arts, SPA-Bank of America N.A.	0.230%	12/1/37	1,300,000	1,300,000	(a)(b)
Refunding, Fairview Extended, LOC-Bank of America	0.320%	1/1/27	1,035,000	1,035,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HFA, Housing Revenue:
AGM, SPA-Dexia Credit Local	0.330%	12/1/30	$630,000	$630,000	(a)(b)(c)
LOC-Lloyds TSB Bank PLC	0.320%	12/1/41	1,890,000	1,890,000	(a)(b)(c)
Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	5,700,000	5,705,835
Newburyport, MA, GO, BAN	1.500%	1/20/12	766,000	770,869
Pittsfield, MA, GO, BAN	1.250%	1/27/12	3,791,067	3,802,685
Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	2,000,000	2,004,064
Total Massachusetts				67,494,107
Michigan — 1.9%
Michigan Finance Authority	4.750%	8/22/11	28,635,000	28,845,369
Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.650%	6/1/30	610,000	610,000	(a)(b)(c)
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.490%	12/1/27	3,955,000	3,955,000	(a)(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.270%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan Revenue, Hospital	0.170%	12/1/35	1,600,000	1,600,000	(a)(b)
Waterford, MI, School District, GO, BAN	1.500%	9/23/11	7,000,000	7,017,985
Total Michigan				45,028,354
Minnesota — 0.8%
Minnesota State Housing Finance Agency:
Residential Housing, SPA-Lloyds TSB Bank	0.270%	1/1/35	2,235,000	2,235,000	(a)(b)(c)
Residential Housing, SPA-Lloyds TSB Bank PLC	0.270%	1/1/33	3,300,000	3,300,000	(a)(b)(c)
Residential Housing, SPA-Lloyds TSB Bank PLC	0.270%	7/1/33	3,550,000	3,550,000	(a)(b)(c)
University of Minnesota, GO, TECP	0.340%	5/10/11	10,100,000	10,100,000
Total Minnesota				19,185,000
Missouri — 1.2%
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.320%	6/6/11	4,600,000	4,600,000
Missouri State Public Utilities Commission Revenue, Interim Construction Notes	2.000%	8/1/11	7,900,000	7,941,039
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.310%	9/1/26	1,965,000	1,965,000	(a)(b)(c)
St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.330%	12/1/33	7,975,000	7,975,000	(a)(b)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.540%	12/1/28	6,000,000	6,000,000	(a)(b)(c)
Total Missouri				28,481,039

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	31

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Montana — 0.0%
Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/35	$900,000	$900,000	(a)(b)
Nebraska — 0.1%
Madison County, NE, Hospital Authority Revenue No.001, Faith Regional Health Services, LOC-U.S. Bank N.A.	0.250%	7/1/33	2,000,000	2,000,000	(a)(b)
Nevada — 1.3%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	2.500%	6/1/11	7,000,000	7,032,740
Clark County, NV, Highway Revenue, TECP:
LOC-BNP Paribas	0.300%	5/5/11	2,100,000	2,100,000
LOC-BNP Paribas	0.330%	5/5/11	3,120,000	3,120,000
LOC-BNP Paribas	0.350%	6/6/11	5,255,000	5,255,000
Nevada Housing Division Single Family Mortgage Revenue, Guaranteed Mortgage Backed Securities Program, Series A, LIQ-JPMorgan Chase	0.330%	4/1/37	4,500,000	4,500,000	(a)(b)(c)
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.190%	6/1/42	5,730,000	5,730,000	(a)(b)
Truckee Meadows, NV, Water Authority Revenue, TECP:
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	2,600,000	2,600,000
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	2,360,000	2,360,000
Total Nevada				32,697,740
New Hampshire — 1.2%
New Hampshire HEFA Revenue, Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.330%	8/1/31	7,200,000	7,200,000	(a)(b)
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.380%	11/1/22	14,000,000	14,000,000	(a)(b)(c)
New Hampshire State Business Finance Authority Revenue, Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.230%	10/1/37	7,650,000	7,650,000	(a)(b)
Total New Hampshire				28,850,000
New Jersey — 4.1%
Burlington County, NJ, GO, BAN	1.250%	5/27/11	9,137,000	9,152,374
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	3,300,000	3,323,601
Camden County, NJ, Municipal Utilities Authority, Sewer Revenue, County Agreement	5.000%	7/15/11	660,000	670,572
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	1,305,000	1,305,410

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	$791,424	$792,399
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	17,562,500	17,734,756
Livingston Township, NJ, GO:
BAN	1.000%	8/3/11	2,800,000	2,805,208
BAN	1.000%	1/19/12	13,200,000	13,245,353
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	810,000	811,595
Montclair Township, NJ, GO	1.000%	3/10/11	8,984,000	8,984,491
Montclair Township, NJ, GO:
BAN	1.000%	3/10/11	13,051,000	13,051,713
BAN	1.250%	12/15/11	7,669,000	7,681,604
New Jersey State Housing & Mortgage Finance Agency, MFH Revenue, AMT, LOC-Dexia Credit Local	0.340%	11/1/46	8,100,000	8,100,000	(a)(b)(c)
South Orange Village Township, NJ, GO:
BAN	2.000%	9/8/11	2,400,753	2,416,966
BAN	2.000%	1/31/12	3,900,000	3,950,076
Verona Township, NJ, GO:
BAN	1.000%	8/12/11	2,500,000	2,503,448
BAN	1.000%	12/14/11	2,179,000	2,184,794
Total New Jersey				98,714,360
New Mexico — 0.2%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.350%	6/1/40	5,800,000	5,800,000	(a)(b)
New York — 7.8%
Albany County, NY, GO	1.000%	6/1/11	600,000	600,785
Albany, NY, GO, BAN	2.000%	7/8/11	8,348,939	8,384,643
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	6,700,000	6,711,519
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	1,000,400	1,002,595
Babylon, NY, GO, BAN	1.500%	4/15/11	4,285,000	4,290,564
Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	4,800,000	4,812,150
Berne-Knox-Westerlo, NY, CDS, GO, BAN	1.000%	12/30/11	3,500,000	3,505,189
Brookhaven, NY, GO, BAN	1.250%	9/28/11	29,614,000	29,729,971
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, James Johnston Memorial Nursing Home, LOC-Sovereign Bank FSB, Banco Santander PR	0.650%	2/1/29	920,000	920,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	33

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.250%	7/1/38	$5,400,000	$5,400,000	(a)(b)
East Rockaway, NY, GO, BAN	1.500%	7/15/11	2,855,000	2,862,275
Essex County, NY, GO, BAN	1.000%	11/18/11	1,700,000	1,703,380
Hamburg Town, NY, GO, BAN	1.250%	7/13/11	5,326,200	5,336,094
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	8,600,000	8,608,523
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	2,000,000	2,001,630
Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	8,144,000	8,159,159
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	3,270,000	3,273,783
MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.230%	11/1/35	10,000,000	10,000,000	(a)(b)
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.300%	11/15/17	7,000,000	7,000,000	(a)(b)
New York City, NY, GO:
LOC-Landesbank Hessen-Thuringen	0.230%	8/1/24	3,000,000	3,000,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.160%	4/1/32	3,600,000	3,600,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.230%	6/15/39	6,500,000	6,500,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.280%	11/1/22	1,870,000	1,870,000	(a)(b)
New York State Housing Finance Agency Revenue:
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/34	2,000,000	2,000,000	(a)(b)(c)
505 West 37th St., LOC-Landesbank Hessen-Thuringen	0.340%	5/1/42	3,000,000	3,000,000	(a)(b)(c)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.320%	12/1/36	2,500,000	2,500,000	(a)(b)
Newstead, NY, GO, BAN	1.500%	7/27/11	1,900,000	1,902,203
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	6,800,000	6,808,887
Plattsburgh, NY, GO, BAN	1.250%	9/23/11	4,600,000	4,607,970
Sherburne Earleville, NY, CSD, GO, BAN	1.500%	6/30/11	7,725,500	7,737,163
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	4,100,000	4,105,471
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	6,900,000	6,910,095
BAN	1.250%	7/29/11	3,800,000	3,806,386
Tarrytowns NY, Union Free School District, GO, BAN	1.000%	2/17/12	6,145,000	6,167,405

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Subordinated, SPA-Dexia Credit Local	0.330%	1/1/32	$7,700,000	$7,700,000	(a)(b)
West Seneca, NY, GO, BAN	1.000%	12/21/11	2,858,000	2,865,091
Total New York				189,382,931
North Carolina — 1.3%
Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.260%	3/1/25	5,350,000	5,350,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.270%	2/1/26	2,745,000	2,745,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.270%	5/1/24	3,590,000	3,590,000	(a)(b)
Educational Facilities Revenue, Pfeiffer University, LOC-Bank of America	0.320%	11/1/26	3,805,000	3,805,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.350%	2/1/25	2,700,000	2,700,000	(a)(b)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.250%	8/1/28	850,000	850,000	(a)(b)
North Carolina EFA, Educational, Charlotte Latin, LOC-Wells Fargo Bank N.A.	0.250%	1/1/25	3,635,000	3,635,000	(a)(b)
North Carolina State Education Assistance Authority Revenue, LOC-Branch Banking & Trust	0.320%	9/1/35	4,385,000	4,385,000	(a)(b)(c)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.270%	6/1/36	4,885,000	4,885,000	(a)(b)
Total North Carolina				31,945,000
Ohio — 5.4%
Akron, OH, GO, BAN	1.125%	12/8/11	3,400,000	3,413,686
Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian, LOC-JPMorgan Chase	0.250%	12/1/32	7,000,000	7,000,000	(a)(b)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.370%	8/1/47	14,740,000	14,740,000	(a)(b)
Montgomery County, OH, Revenue Bonds, TECP:
Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	3/1/11	33,100,000	33,100,000
Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	4/7/11	6,600,000	6,600,000
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.270%	9/1/38	19,575,000	19,575,000	(a)(b)(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue:

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	35

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.280%	9/1/29	$17,225,000	$17,225,000	(a)(b)
Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.280%	9/1/29	12,300,000	12,300,000	(a)(b)
Toledo-Lucas County, OH, Port Authority Revenue, Franciscan Communities St. Mary of The Woods Inc., LOC-Sovereign Bank FSB, LOC-BANCO Santander SA	0.520%	5/15/38	12,500,000	12,500,000	(a)(b)
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	2,400,000	2,404,678
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.360%	12/1/33	3,235,000	3,235,000	(a)(b)
Total Ohio				132,093,364
Oklahoma — 0.7%
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.320%	3/16/11	16,400,000	16,400,000
Oregon — 2.5%
Clackamas County, OR, Hospital Facility Authority, TECP, Providence Health System	0.350%	6/6/11	6,600,000	6,600,000
Clackamas County, OR, Hospital Facilities Authority Revenue, TECP	0.340%	3/2/11	6,600,000	6,600,000
Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.300%	11/15/27	5,800,000	5,800,000	(a)(b)
Oregon State Housing & Community Services, Department Mortgage Revenue\Single-Family Mortgage Program, SPA-KBC Bank N.V.	0.300%	7/1/38	35,000,000	35,000,000	(a)(b)(c)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.280%	5/1/34	3,175,000	3,175,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.420%	9/1/27	4,615,000	4,615,000	(a)(b)(c)
Total Oregon				61,790,000
Pennsylvania — 5.5%
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.280%	11/1/16	5,100,000	5,100,000	(a)(b)
Berks County, PA, IDA, Student Housing Revenue, CHF-Kutztown LLC, LOC-Sovereign Bank FSB, LOC-Banco Santander SA	0.700%	7/1/37	3,625,000	3,625,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.320%	12/1/33	10,000,000	10,000,000	(a)(b)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.210%	7/1/31	$450,000	$450,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue:
Lutheran Services Northeast Obligated Group, LOC-Wells Fargo Bank N.A.	0.250%	1/1/33	3,365,000	3,365,000	(a)(b)
Refunding, Asbury Obligated Group, LOC-KBC Bank N.V.	0.260%	1/1/41	800,000	800,000	(a)(b)
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.250%	12/15/31	5,035,000	5,035,000	(a)(b)
Luzerne County, PA, IDA Revenue, Methodist Homes for the Aging of Wyoming Conference, Sovereign Bank FSB, Banco Santander PR	0.700%	2/1/29	9,550,000	9,550,000	(a)(b)
Luzerne County, PA\GO, Notes, FSA, SPA-JPMorgan Chase	0.350%	11/15/26	33,200,000	33,200,000	(a)(b)
Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.380%	5/1/21	8,845,000	8,845,000	(a)(b)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.380%	6/1/22	7,160,000	7,160,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue:
LOC-PNC Bank N.A.	0.310%	12/1/13	1,700,000	1,700,000	(a)(b)(c)
NHS-AVS LLC, LOC-Commerce Bank	0.230%	12/1/38	7,560,000	7,560,000	(a)(b)
Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local	0.330%	10/1/36	23,135,000	23,135,000	(a)(b)(c)
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	13,000,000	13,055,638
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.320%	9/1/24	2,355,000	2,355,000	(a)(b)
Total Pennsylvania				134,935,638
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.150%	7/1/32	3,900,000	3,900,000	(a)(b)
Rhode Island — 0.0%
Coventry, RI, GO, BAN	1.250%	4/12/11	1,100,000	1,100,703
South Carolina — 0.8%
Lexington, SC, GO, BAN	1.250%	6/30/11	1,000,000	1,001,810
Rock Hill, SC, Utility System Revenue, RAN	1.250%	12/16/11	8,650,000	8,679,965
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.320%	12/1/38	7,000,000	7,000,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.270%	6/1/35	1,940,000	1,940,000	(a)(b)
Total South Carolina				18,621,775

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	37

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 1.9%
South Dakota Housing Development Authority:
Homeownership Mortgage, LOC-FHLB	0.270%	5/1/39	$4,300,000	$4,300,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	5/1/32	1,590,000	1,590,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.400%	5/1/32	13,665,000	13,665,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	5/1/34	20,180,000	20,180,000	(a)(b)(c)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	5/1/34	7,300,000	7,300,000	(a)(b)(c)
Total South Dakota				47,035,000
Tennessee — 1.2%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.270%	6/1/37	1,000,000	1,000,000	(a)(b)
Local Government Public Improvement, LOC-KBC Bank N.V.	0.250%	6/1/27	6,725,000	6,725,000	(a)(b)
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Southern Adventist University, LOC-Bank of America N.A.	0.400%	12/1/30	4,340,000	4,340,000	(a)(b)
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, LOC-U.S. Bank N.A.	0.290%	7/1/38	4,415,000	4,415,000	(a)(b)
Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,900,000	1,900,000
Metropolitan Government of Nashville & Davidson County, TN:
Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.310%	1/1/30	3,596,000	3,596,000	(a)(b)(c)
Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.450%	12/1/18	1,135,000	1,135,000	(a)(b)
Montgomery County, TN, Public Building Authority Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America	0.270%	4/1/32	6,000,000	6,000,000	(a)(b)
Total Tennessee				29,111,000
Texas — 7.6%
Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.250%	10/1/29	4,000,000	4,000,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.190%	9/1/31	3,050,000	3,050,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/7/11	23,800,000	23,800,000

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.350%	6/1/27	$10,200,000	$10,200,000	(a)(b)
Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.550%	3/14/11	13,200,000	13,200,000
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.150%	5/15/48	1,000,000	1,000,000	(a)(b)
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.300%	3/1/11	6,700,000	6,700,000
Rice University	0.300%	3/4/11	6,700,000	6,700,000
Rice University	0.320%	3/9/11	6,900,000	6,900,000
Rice University	0.350%	6/14/11	3,200,000	3,200,000
Houston, TX, TECP:
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.320%	3/16/11	1,000,000	1,000,000
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.330%	4/8/11	2,900,000	2,900,000
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.330%	4/8/11	1,640,000	1,640,000
North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.280%	12/1/38	10,800,000	10,800,000	(a)(b)(c)
San Antonio, TX, Educational Facilities Corp. Revenue, University of the Incarnate Word Project, LOC-JPMorgan Chase	0.280%	12/1/27	6,315,000	6,315,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co. & Bank of America N.A.	0.310%	5/12/11	40,600,000	40,600,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.320%	1/1/29	730,000	730,000	(a)(b)(c)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.520%	1/1/17	4,660,000	4,660,000	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC-JPMorgan Chase	0.210%	10/1/41	10,580,000	10,580,000	(a)(b)
Texas State, GO:
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.350%	2/1/12	2,040,000	2,040,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.350%	1/1/13	2,400,000	2,400,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.350%	8/1/14	3,650,000	3,650,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	39

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.350%	7/1/16	$3,260,000	$3,260,000	(a)(b)(c)
Veterans Housing Assistance, LIQ-Dexia Credit Local	0.350%	12/1/36	105,000	105,000	(a)(b)(c)
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.320%	5/1/26	3,315,000	3,315,000	(a)(b)(c)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.330%	7/1/20	3,650,000	3,650,000	(a)(b)
University of North Texas, TECP	0.340%	3/9/11	4,235,000	4,235,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.910%	6/1/31	4,545,000	4,545,000	(a)(b)
Total Texas				185,175,000
Utah — 0.5%
Utah State Board of Regents, Student Loan Revenue	3.000%	11/1/11	1,250,000	1,266,523	(c)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA, NV	0.200%	6/15/36	10,000,000	10,000,000	(a)(b)
Total Utah				11,266,523
Vermont — 0.3%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.700%	7/1/37	6,700,000	6,700,000	(a)(b)
Virginia — 0.7%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.250%	10/1/48	1,000,000	1,000,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.210%	10/1/48	1,900,000	1,900,000	(a)(b)
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	12/1/37	9,100,000	9,100,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	12/1/37	2,465,000	2,465,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.210%	2/1/26	1,800,000	1,800,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.210%	2/1/26	1,115,000	1,115,000	(a)(b)
Total Virginia				17,380,000

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Washington — 2.4%
King County, WA, Housing Authority Revenue, Landmark Apartments Project, LOC-Bank of America N.A.	0.330%	7/1/42	$17,050,000	$17,050,000	(a)(b)
Port of Seattle, WA, Revenue, LOC- Bank of America N.A.	0.260%	9/1/22	16,530,000	16,530,000	(a)(b)(c)
Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding, Capital Projects, LOC- Wells Fargo Bank N.A.	0.270%	6/1/19	12,450,000	12,450,000	(a)(b)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.250%	12/1/38	3,975,000	3,975,000	(a)(b)
Washington State Health Care Facilities Authority, Swedish Health Services, LOC-Citibank N.A.	0.240%	11/15/26	4,700,000	4,700,000	(a)(b)
Washington State HFC, MFH Revenue, Cambridge Apartments, LIQ-FNMA	0.250%	12/15/44	1,200,000	1,200,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.250%	1/1/27	500,000	500,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, Eastside Catholic School, LOC-Keybank N.A.	0.250%	7/1/38	1,440,000	1,440,000	(a)(b)
Total Washington				57,845,000
West Virginia — 0.1%
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.270%	6/1/32	2,985,000	2,985,000	(a)(b)
Wisconsin — 2.7%
Mount Horeb, WI, Area School District, GO, BAN	1.500%	12/1/11	2,540,000	2,547,420
Norwalk-Ontario, WI, School District, BAN	2.650%	6/1/11	800,000	802,458
Wisconsin State HEFA Revenue:
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.190%	4/1/35	2,400,000	2,400,000	(a)(b)
Gundersen Lutheran, AGM, SPA-Dexia Public Finance Bank	0.850%	12/1/15	13,700,000	13,700,000	(a)(b)
Wisconsin State, GO, TECP	0.340%	3/8/11	13,100,000	13,100,000
Wisconsin State, GO, TECP	0.360%	5/5/11	33,575,000	33,575,000
Total Wisconsin				66,124,878
Total Investments — 99.9% (Cost — $2,433,765,273#)				2,433,765,273
Other Assets in Excess of Liabilities — 0.1%				3,382,231
Total Net Assets — 100.0%				$2,437,147,504

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	41

Tax Free Reserves Portfolio

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance — Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HAD	— Housing Development Agency
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance — Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Tax Free Reserves Portfolio

Summary of Investments by Industry*
Health care	20.5%
General obligation	20.4
Education	8.7
Housing: single family	8.0
Utilities	7.4
Miscellaneous	7.2
Industrial revenue	6.5
Transportation	6.3
Housing: multi-family	4.0
Finance	3.2
Power	2.3
Water & sewer	1.8
Public facilities	1.7
Solid waste/resource recovery	1.1
Tax allocation	0.6
Pollution control	0.3
100.0%

*	As a percentage of total investments. Please note that Portfolio holdings are as of February 28, 2011 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡
A-1	60.8%
VMIG 1	16.0
SP-1	5.4
P-1	2.9
MIG 1	2.5
F-1	1.8
AA/Aa	0.3
AAA/Aaa	0.1
NR	10.2
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 43 through 46 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	43

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a

44	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Long-term security ratings (unaudited) (cont’d)

bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	45
B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

46	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	47

Statement of assets and liabilities (unaudited)

February 28, 2011

Assets:
Investments, at value	$2,433,765,273
Cash	49,089
Interest receivable	3,670,649
Total Assets	2,437,485,011

Liabilities:
Investment management fee payable	244,679
Trustees’ fees payable	2,070
Accrued expenses	90,758
Total Liabilities	337,507
Total Net Assets	$2,437,147,504

Represented by:
Paid-in Capital	$2,437,147,504

See Notes to Financial Statements.

48	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2011

Investment Income:
Interest	$5,524,671

Expenses:
Investment management fee (Note 2)	2,037,233
Legal fees	52,221
Fund accounting fees	38,584
Trustees’ fees	19,898
Audit and tax	13,888
Custody fees	8,549
Miscellaneous expenses	31,451
Total Expenses	2,201,824
Less: Fee waivers and/or expense reimbursements (Note 2)	(164,591)
Net Expenses	2,037,233
Net Investment Income	3,487,438
Net Realized Loss on Investments	(49)
Increase in Net Assets From Operations	$3,487,389

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	49

Statements of changes in net assets

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$3,487,438	$4,494,117
Net realized gain (loss)	(49)	5,109
Increase in Net Assets From Operations	3,487,389	4,499,226

Capital Transactions:
Proceeds from contributions	1,759,986,452	3,785,484,412
Value of withdrawals	(1,979,539,618)	(3,745,279,110)
Increase (Decrease) in Net Assets From Capital Transactions	(219,553,166)	40,205,302
Increase (Decrease) in Net Assets	(216,065,777)	44,704,528

Net Assets:
Beginning of period	2,653,213,281	2,608,508,753
End of period	$2,437,147,504	$2,653,213,281

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2011[1]		2010	2009	2008	2007	2006

Net assets, end of period (millions)	$2,437		$2,653	$2,609	$2,710	$1,835	$1,680
Total return [2]	0.13%		0.17%	1.22%	2.54%	3.56%	3.05%

Ratios to average net assets:
Gross expenses	0.16%[3]		0.16%	0.16%	0.16%	0.16%[4]	0.17%
Net expenses[5,6,7]	0.15	[3]	0.15	0.15	0.15	0.15 [4]	0.15
Net investment income	0.26	[3]	0.18	1.23	2.49	3.51	2.99

[1]	For the six months ended February 28, 2011 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[5]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.15%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2011, all investors in the Portfolio were portfolios advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

52	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$2,433,765,273	—	$2,433,765,273

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2011, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Tax Free Reserves Portfolio 2011 Semi-Annual Report	53

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2011, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $164,591.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2011, the Portfolio did not invest in derivative instruments and does not have any intentions to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created

54	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known

Tax Free Reserves Portfolio 2011 Semi-Annual Report	55

as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the

56	Tax Free Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

6. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

Tax Free Reserves Portfolio	57

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had recently commenced operations, but that information concerning this newly-created Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the

58	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except

Tax Free Reserves Portfolio	59

for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was slightly below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods.

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

60	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Tax Free Reserves, the Contractual Management Fee and Actual Management Fee were slightly below the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure.

•	For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee, Actual Management Fee, and actual total expense ratio were slightly below the median.

In addition, the Board noted that the current limitation on each Feeder Fund’s expenses (including the limitation on the expenses of Western Asset Premium Tax Free Reserves) is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified above, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Tax Free Reserves Portfolio	61

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in each Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as each Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in each Feeder Fund’s asset levels. The Board noted that Western Asset Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered and that Western Asset Institutional Tax Free Reserves had reached such a specified asset level. In addition, with respect to Western Asset Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds in its expense group at all asset levels. The Board also noted that each Feeder Fund’s Actual Management Fee was slightly below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: April 25, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Master Portfolio Trust

Date: April 25, 2011